Related-Party Transactions (Details)											1 Months Ended										2 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 28, 2025 $ / shares shares	Apr. 01, 2025	Jan. 23, 2025 shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Aug. 01, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($) shares	Aug. 14, 2025 shares	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) shares	Jan. 31, 2023 USD ($)	May 20, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 11, 2025 $ / shares	Jun. 24, 2025 shares	May 01, 2025 $ / shares shares	Jan. 24, 2025 $ / shares	Oct. 30, 2024 $ / shares	Apr. 01, 2024 shares	Jan. 29, 2024 shares	Dec. 31, 2022 shares
Related Party Transaction [Line Items]
Management fee (in Dollars) | $																						$ 45,000	$ 45,000				$ 90,000	$ 90,000	$ 180,000	$ 180,000
Trading days		10
Number of barrels																		600												1,200
Prepayment amount (in Dollars) | $																				$ 1,000,000
Accounts receivable factoring arrangement (in Dollars) | $							$ 329,633	$ 299,667						$ 399,667
Warrants converted (in Shares)																	507,394
Convertible conversion price | $ / shares																																		$ 1.1
Warrants issued (in Shares)																						2,304,327					2,304,327		796,176				116,263
Cashlessly common stock (in Shares)																	2,816,291
Aggregate cash proceed (in Dollars) | $																													$ 0	$ 4,675,000
Convertible notes payable, fair Value (in Dollars) | $																													$ 0	17,220,203
Common stock warrants (in Shares)									3,000,000										10,000,000			490,000,000					490,000,000		490,000,000
Whiskey Note
Related Party Transaction [Line Items]
Debt conversion, original debt, amount (in Dollars) | $																		$ 500,000
Aggregate principal (in Dollars) | $																		672,500
2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)																													507,394
Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Trading days																													20
Class of warrant exercise price | $ / shares																	$ 5
Warrant outstanding (in Shares)				1,657,718													755,919
Exercise price of the warrant percentage																													125.00%
Convertible debt (in Dollars) | $				$ 8,526,245													$ 8,678,433													2,975,000
Warrant liability, fair value (in Dollars) | $				$ 0																										$ 1,512,692
$20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days				10
Class of warrant exercise price | $ / shares				$ 20																		$ 20					$ 20		$ 20
Warrants issued (in Shares)				1,906,220																		1,563,615					1,563,615		1,814,020
Exercise price of the warrant percentage				500.00%
Share conversion threshold period				60 months
Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6
Warrants issued (in Shares)																													796,176	116,928
Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrants converted (in Shares)				18,728			14,983
Class of warrant exercise price | $ / shares				$ 4			$ 5								$ 5
Warrant outstanding (in Shares)							86,864								86,864
$ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6			$ 6
Warrants issued (in Shares)																													83,333
$ 6.00 Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares							$ 6								$ 6
Warrant outstanding (in Shares)							86,864								86,864
Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares								$ 6
Warrants term								5 years
Warrant outstanding (in Shares)								66,549						66,549
Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)																						100,000					100,000		3,871,992
Prepaid warrants exercised (in Shares)																											3,071,992
Cashlessly common stock (in Shares)																											3,066,776
Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days				10
Warrants issued (in Shares)				762,488																									288,640
$8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days				10
Class of warrant exercise price | $ / shares				$ 8																		$ 8					$ 8		$ 8
Warrants issued (in Shares)				762,488																		625,446					625,446		725,608
Exercise price of the warrant percentage				200.00%
Share conversion threshold period				24 months
$12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days				10
Class of warrant exercise price | $ / shares				$ 12																		$ 12					$ 12		$ 12
Warrants issued (in Shares)				1,524,976																		1,250,892					1,250,892		1,451,216
Exercise price of the warrant percentage				300.00%
Share conversion threshold period				42 months
Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)																													546,927
Warrant outstanding (in Shares)																													3,871,992	507,394
Cashlessly common stock (in Shares)																													2,816,291
Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount (in Dollars) | $										$ 24,795,755
Convertible notes (in Dollars) | $				$ 15,278,168									$ 18,482,353						$ 33,849,109							$ 18,482,353
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Aggregate principal amount (in Dollars) | $										5,000,000								10,000,000
Convertible notes payable, fair Value (in Dollars) | $																	$ 23,311,063
Convertible Notes [Member] | Prepaid Warrants [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)				507,394
Convertible Notes [Member] | Prepaid Warrants [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Warrants converted (in Shares)																	546,927				1,422,265
Convertible Notes [Member] | Prepaid Warrants [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount (in Dollars) | $										$ 1,714,574
Warrants converted (in Shares)				507,394					507,394	507,394																			507,394
Warrant liability, fair value (in Dollars) | $										$ 3,505,015
Convertible Notes [Member] | Prepaid Warrants [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Warrants converted (in Shares)																	546,927
Common Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)																											20,737,012
Common stock warrants (in Shares)																			9,500,000													490,000,000				69,500,000
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related Party Transaction [Line Items]
Common stock warrants (in Shares)				2,399,090																									2,399,090
Common Stock [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrants converted (in Shares)							14,983
Class of warrant exercise price | $ / shares							$ 5								$ 5
Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares								$ 6
Warrant outstanding (in Shares)								66,549
Common Stock [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised (in Shares)																											3,071,992
Common Stock [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Share conversion threshold period				42 months
Related Party [Member]
Related Party Transaction [Line Items]
Prepayment amount (in Dollars) | $																		500,000		$ 1,000,000
Accounts receivable factoring arrangement (in Dollars) | $								$ 299,667
Accounts receivable factoring arrangement, amount payable (in Dollars) | $														$ 266,667
Warrants issued (in Shares)																																	75,702
Related Party [Member] | Whiskey Note
Related Party Transaction [Line Items]
Debt conversion, original debt, amount (in Dollars) | $																		500,000
Aggregate principal (in Dollars) | $																		$ 672,500
Warrant liability, fair value (in Dollars) | $																													$ 0	$ 406,774
Related Party [Member] | 2022 and 2023 Convertible Notes
Related Party Transaction [Line Items]
Convertible notes payable, fair Value (in Dollars) | $																														17,220,203
Warrant liability, fair value (in Dollars) | $																														340,918
Related Party [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)				558,250
Convertible debt (in Dollars) | $				$ 3,247,425																										800,000
Convertible notes payable, fair Value (in Dollars) | $				4,815,132
Warrant liability, fair value (in Dollars) | $				$ 0																										406,774
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				320,895																		0					0		115,456
Warrants issued for purchase (in Shares)				320,895
Related Party [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																													$ 5
Related Party [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrants converted (in Shares)				16,666										13,333
Class of warrant exercise price | $ / shares														$ 5
Related Party [Member] | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)							29,705								29,705
Class of warrant exercise price | $ / shares							$ 6						$ 6		$ 6											$ 6
Warrant outstanding (in Shares)													321,026													321,026
Related Party [Member] | Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $								$ 166,667
Related Party [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)																						0					0
Prepaid warrants exercised (in Shares)																						1,203,783					2,321,342
Cashlessly common stock (in Shares)																						1,201,543					2,317,452
Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				128,358																									230,912
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				128,358																		0					0		60,563
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				256,716																		0					0		1,814,020
Related Party [Member] | Convertible Notes [Member] | 2022 Convertible Notes
Related Party Transaction [Line Items]
Aggregate principal amount (in Dollars) | $																														3,982,500
Aggregate cash proceed (in Dollars) | $																														$ 2,950,000
Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Convertible notes (in Dollars) | $				$ 6,870,236
Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Warrants converted (in Shares)																														106,667
Convertible debt (in Dollars) | $																	$ 3,247,425													$ 800,000
Convertible notes payable, fair Value (in Dollars) | $																	$ 8,723,321
Related Party [Member] | Convertible Notes [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)					250,000
Related Party [Member] | Convertible Notes [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)					250,000
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ownership percentage																						4.99%					4.99%
Ownership percentage threshold triggering block of warrant exercise																						4.99%					4.99%
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)				6,250											5,000
Class of warrant exercise price | $ / shares							$ 5								$ 5
Related Party [Member] | Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)								44,333
Related Party [Member] | 2024 Barrel Production Contract
Related Party Transaction [Line Items]
Number of barrels																		600												1,200
Related Party [Member] | May 2024 Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $																$ 100,000
Factoring arrangement fees percentage																10.00%
Accounts receivable factoring arrangement (in Dollars) | $																$ 10,000
Accounts receivable factoring arrangement, amount payable (in Dollars) | $															$ 113,285
Related Party [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Factoring arrangement fees percentage								10.00%
Accounts receivable factoring arrangement (in Dollars) | $								$ 29,966
Related Party [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)				10,416			8,333
Class of warrant exercise price | $ / shares				$ 4			$ 5								$ 5
Related Party [Member] | Accounts Receivable Factoring Agreement | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares							$ 6								$ 6
Warrant outstanding (in Shares)							48,073								48,073
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member]
Related Party Transaction [Line Items]
Number of barrels													50
Purchases from related party (in Dollars) | $				$ 3									$ 110,600
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Trading days				10
Class of warrant exercise price | $ / shares				$ 4			$ 5,530						$ 5		$ 5,530											$ 5
Warrants issued for purchase (in Shares)				6,913									5,530
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member] | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares				$ 4
Related Party [Member] | Cost of Aged Whiskey Purchased Per Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party (in Dollars) | $													$ 2,212
Related Party [Member] | Cost of Aged Whiskey Purchased, Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party (in Dollars) | $													495
Related Party [Member] | Cost of Aged Whiskey Purchased, Spirits [Member]
Related Party Transaction [Line Items]
Purchases from related party (in Dollars) | $													1,717
Related Party [Member] | Cost of Aged Whiskey Purchased to Fixed Assets [Member]
Related Party Transaction [Line Items]
Related party amount (in Dollars) | $													24,750
Related Party [Member] | Cost of Aged Whiskey Purchased to Inventory
Related Party Transaction [Line Items]
Related party amount (in Dollars) | $													$ 85,850
Related Party [Member] | Barrels of Aged Whiskey Sold [Member]
Related Party Transaction [Line Items]
Number of barrels												250
Related party amount (in Dollars) | $												$ 166,667
Annual markup on repurchase, percent												15.00%
Monthly markup on repurchase, percent												1.25%
Related Party [Member] | 2022 Convertible Notes
Related Party Transaction [Line Items]
Aggregate principal amount (in Dollars) | $				$ 6,311,250																										$ 6,311,250
Aggregate cash proceed (in Dollars) | $				4,675,000																										4,675,000
Converted price percentage																													50.00%
Convertible debt (in Dollars) | $				$ 4,422,379																										$ 252,621
Investor One
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $								1,000
Investor One | May 2024 Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $																1,000
Investor Two
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $								$ 1,000
Investor Two | May 2024 Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $																$ 1,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																									$ 0.001						$ 0.01
Convertible conversion price | $ / shares																																		$ 1.1
Warrants issued (in Shares)																									327,868
Prepaid warrants exercised (in Shares)											270,061
Subsequent Event [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)											0
Prepaid warrants exercised (in Shares)											100,000
Subsequent Event [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 0.001																							$ 0.001	$ 0.001
Warrant outstanding (in Shares)	1,919,433																							1,919,433	1,919,433
Prepaid warrants exercised (in Shares)																								1,252,559	1,252,559
Cashlessly common stock (in Shares)																								1,250,777	1,250,777
Subsequent Event [Member] | Convertible Notes [Member] | Prepaid Warrants [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)																													1,420,406
Subsequent Event [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised (in Shares)											251,265
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)	1,203,783																							1,203,783	1,203,783
Prepaid warrants exercised (in Shares)	1,117,559																							1,117,559	1,117,559
Cashlessly common stock (in Shares)	1,115,909																							1,115,909	1,115,909
Minimum [Member]
Related Party Transaction [Line Items]
Convertible conversion price | $ / shares																						$ 0.4763					$ 0.4763
Common stock warrants (in Shares)																			3,000,000
Minimum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				320,895
Minimum [Member] | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)																													115,456
Median [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)																													230,912
Maximum [Member]
Related Party Transaction [Line Items]
Convertible conversion price | $ / shares																						$ 1.12					$ 1.12
Common stock warrants (in Shares)																			10,000,000
Maximum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)				1,906,220
Maximum [Member] | Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)																													288,640
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of barrels																										525			525
Subscription purchase of shares (in Shares)							11,328								11,328							494,840					494,840						210,700
Class of warrant exercise price | $ / shares				$ 8																													$ 4
Shares of preferred stock (in Shares)													93,789													93,789
Convertible conversion price | $ / shares				$ 4																		$ 5					$ 5		$ 5
Warrants issued (in Shares)													93,789													93,789
Series A Preferred Stock [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)							32,963							44,291
Series A Preferred Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6
Warrant outstanding (in Shares)													510,315													510,315
Series A Preferred Stock [Member] | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6
Warrant outstanding (in Shares)													510,315													510,315
Convertible conversion price | $ / shares													$ 6													$ 6
Warrants issued (in Shares)													937,959													937,959
Share price | $ / shares													$ 1.838													$ 1.838
Series A Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Number of barrels																													50
Shares of preferred stock (in Shares)													59,001													59,001
Series A Preferred Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)														29,661
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6
Warrant outstanding (in Shares)													321,026													321,026
Series A Preferred Stock [Member] | Related Party [Member] | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)													590,045													590,045
Series A Preferred Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)							18,333
Series A Preferred Stock [Member] | Related Party [Member] | Barrels of Aged Whiskey Purchased [Member]
Related Party Transaction [Line Items]
Shares issued for purchase (in Shares)				1,906,220									11,060
Series A Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised (in Shares)																								700,000
Cashlessly common stock (in Shares)																								39,200
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock warrants (in Shares)									9,500,000
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related Party Transaction [Line Items]
Common stock warrants (in Shares)				2,399,090													2,399,090
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Share conversion threshold period				60 months
Common Stock [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrants converted (in Shares)				24,978		19,983								19,983
Class of warrant exercise price | $ / shares				$ 4		$ 5	$ 5							$ 5	$ 5
Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares								$ 6
Warrant outstanding (in Shares)								66,549
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)				3,312,148					3,312,148	3,312,148
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)																			1,717,559
Common Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Ownership percentage																													4.99%
Ownership percentage threshold triggering block of warrant exercise																													4.99%
Common Stock [Member] | Related Party [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related Party Transaction [Line Items]
Common stock warrants (in Shares)																	1,203,783																				1,203,783
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted (in Shares)															5,000
Class of warrant exercise price | $ / shares				$ 4			$ 5								$ 5
Common Stock [Member] | Related Party [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares				$ 4										$ 5
Common Stock [Member] | Related Party [Member] | Warrants, Accounts Receivable Factoring Agreement
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)								44,333
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)					250,000
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted (in Shares)				1,717,559
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Subscription purchase of shares (in Shares)																						744,354					744,354
Class of warrant exercise price | $ / shares																						$ 0.01					$ 0.01
Share conversion threshold period			36 months
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																						$ 0.001					$ 0.001
Prepaid warrants exercised (in Shares)																											1,027,868
Cashlessly common stock (in Shares)																											55,917
Series B Preferred Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)																									119,207
Share conversion threshold period			36 months
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised (in Shares)			700,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Prepaid warrants exercised (in Shares)																									700,000
Cashlessly common stock (in Shares)																									39,200
Series B Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Convertible conversion price | $ / shares																									$ 0.4736
Series B Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Convertible conversion price | $ / shares																									$ 1.17
IPO [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares				$ 4									$ 5													$ 5			$ 4
IPO [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant outstanding (in Shares)				246,267
IPO [Member] | $ 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													6													6
IPO [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																																			$ 4
IPO [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares				$ 8
IPO [Member] | Related Party [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued (in Shares)																													60,563
IPO [Member] | Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related Party Transaction [Line Items]
Stock price | $ / shares																														$ 5
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 6													$ 6
Warrant outstanding (in Shares)													510,315													510,315